Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision, for the years ended December 31, differs from that computed using the statutory income tax rate for the following reasons:

millions of Canadian dollars	2016	2015
Income before provision for income taxes	$244	$545
Statutory income tax rate	31%	31%
Income taxes, at statutory income tax rates	76	169
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(47)	(31)
Non-taxable portion of gains on APUC transactions	(34)	-
Non-deductible (non-taxable) portion of foreign exchange and mark-to-market adjustments related to the TECO Energy acquisition	21	(18)
Financing deductions	(17)	(10)
Tax effect of equity earnings	(10)	(11)
Manufacturing and investment allowances	(7)	(5)
Foreign tax rate variance	(5)	2
Other	1	(3)
Income tax expense (recovery)	$(22)	$93
Effective income tax rate	(9%)	17%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
millions of Canadian dollars	2016	2015
Current income taxes
Canada	$13	$42
United States	18	26
Other	15	5
Deferred income taxes
Canada	$(113)	$11
United States	151	14
Other	-	(1)
Operating loss carry forwards
Canada	(2)	(4)
United States	(104)	-
Income tax expense (recovery)	$(22)	$93

The following reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2016	2015
Canada	$71	$349
United States	44	137
Other	129	59
Income before provision for income taxes	$244	$545

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2016	2015
Deferred income tax assets:
Tax loss carry forwards	$1,036	$72
Regulatory liabilities - cost of removal	388	42
Tax credit carry forwards	318	7
Derivative instruments	173	204
Pension and post-retirement liabilities	147	129
Regulatory liabilities – deferrals related to derivative instruments	101	94
Asset retirement obligations	47	47
Other	355	136
Total deferred income tax assets before valuation allowance	2,565	731
Valuation allowance	(58)	(18)
Total deferred income tax assets after valuation allowance	$2,507	$713
Deferred income tax (liabilities):
Property, plant and equipment	$(3,625)	$(960)
Derivative instruments	(202)	(264)
Net investment in direct financing lease	(103)	(89)
Other	(124)	(130)
Total deferred income tax liabilities	$(4,054)	$(1,443)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	125	32
Long-term deferred income tax liabilities	(1,672)	(762)
Net deferred income tax liabilities	$(1,547)	$(730)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
millions of Canadian dollars	2016	2015
Canada
NOL	$199	$103
Capital loss	77	84
United States
Federal NOL	$2,595	$48
State NOL	1,183	225
Capital loss	14	4
Tax credit	318	30
Other
NOL	$22	$14

Summary of Tax Credit Carryforwards [Table Text Block]
The following table summarizes as at December 31, 2016 the deferred tax assets associated with NOL, capital loss and tax credit carry forwards and the associated expiration periods, and the valuation allowances for amounts which Emera has determined that realization is uncertain:

	Deferred Tax	Valuation	Net Deferred	Expiration
millions of Canadian dollars	Asset	Allowance	Tax Asset	Period
Canada
NOL	$61	$(27)	$34	2026-2036
Capital loss	16	(16)	-	Indefinite
United States
Federal NOL	$908	$-	$908	2024-2036
State NOL	45	(1)	44	2017-2036
Capital loss	3	(3)	-	2018-2019
Tax credit	318	-	318	2019-2036
Other
NOL	$3	$(3)	$-	2017-2023

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
millions of Canadian dollars	2016	2015
Balance, January 1	$6	$5
Increases due to tax positions related to current year	12	-
Increases due to tax positions related to a prior year	-	1
Balance, December 31	$18	$6